Condensed Financial Statements [Text Block]	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements [Text Block]

27. Parent and Guarantor Consolidating Financial Statements

Certain of our senior notes are guaranteed by 100% directly owned subsidiaries of Ally (the Guarantors). As of December 31, 2013, the Guarantors include Ally US LLC and IB Finance Holding Company, LLC (IB Finance), each of which fully and unconditionally guarantee the senior notes on a joint and several basis.

The following financial statements present condensed consolidating financial data for (i) Ally Financial Inc. (on a parent company-only basis), (ii) the Guarantors, (iii) the nonguarantor subsidiaries (all other subsidiaries), and (iv) an elimination column for adjustments to arrive at (v) the information for the parent company, Guarantors, and nonguarantors on a consolidated basis.

Investments in subsidiaries are accounted for by the parent company and the Guarantors using the equity-method for this presentation. Results of operations of subsidiaries are therefore classified in the parent company’s and Guarantors’ investment in subsidiaries accounts. The elimination entries set forth in the following condensed consolidating financial statements eliminate distributed and undistributed income of subsidiaries, investments in subsidiaries, and intercompany balances and transactions between the parent, Guarantors, and nonguarantors.

Condensed Consolidating Statements of Comprehensive Income

Year ended December 31, 2013 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$771	$—	$3,758	$—	$4,529
Interest and fees on finance receivables and loans — intercompany	59	—	68	(127)	—
Interest on loans held-for-sale	—	—	20	—	20
Interest and dividends on available-for-sale investment securities	—	—	325	—	325
Interest-bearing cash	3	—	7	—	10
Interest-bearing cash — intercompany	—	—	7	(7)	—
Operating leases	500	—	2,709	—	3,209

Total financing revenue and other interest income	1,333	—	6,894	(134)	8,093
Interest expense
Interest on deposits	25	—	629	—	654
Interest on short-term borrowings	46	—	17	—	63
Interest on long-term debt	2,039	—	568	(5)	2,602
Interest on intercompany debt	66	—	62	(128)	—

Total interest expense	2,176	—	1,276	(133)	3,319
Depreciation expense on operating lease assets	369	—	1,626	—	1,995

Net financing (loss) revenue	(1,212)	—	3,992	(1)	2,779
Dividends from subsidiaries
Nonbank subsidiaries	5,732	3,659	—	(9,391)	—
Other revenue
Servicing fees	152	—	(26)	—	126
Servicing asset valuation and hedge activities, net	—	—	(213)	—	(213)

Total servicing income (loss), net	152	—	(239)	—	(87)
Insurance premiums and service revenue earned	—	—	1,012	—	1,012
Gain on mortgage and automotive loans, net	—	—	55	—	55
(Loss) gain on extinguishment of debt	(61)	—	2	—	(59)
Other gain on investments, net	—	—	180	—	180
Other income, net of losses	157	—	1,438	(1,212)	383

Total other revenue	248	—	2,448	(1,212)	1,484
Total net revenue	4,768	3,659	6,440	(10,604)	4,263
Provision for loan losses	196	—	305	—	501
Noninterest expense
Compensation and benefits expense	639	—	822	(442)	1,019
Insurance losses and loss adjustment expenses	—	—	405	—	405
Other operating expenses	503	—	2,248	(770)	1,981

Total noninterest expense	1,142	—	3,475	(1,212)	3,405
Income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	3,430	3,659	2,660	(9,392)	357
Income tax (benefit) expense from continuing operations	(967)	—	908	—	(59)

Net income from continuing operations	4,397	3,659	1,752	(9,392)	416
(Loss) income from discontinued operations, net of tax	(1,311)	(19)	1,274	1	(55)
Undistributed income (loss) of subsidiaries
Bank subsidiary	883	883	—	(1,766)	—
Nonbank subsidiaries	(3,608)	(2,393)	—	6,001	—

Net income	361	2,130	3,026	(5,156)	361
Other comprehensive loss, net of tax	(587)	(812)	(858)	1,670	(587)

Comprehensive (loss) income	$(226)	$1,318	$2,168	$(3,486)	$(226)

Year ended December 31, 2012 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$852	$—	$3,687	$—	$4,539
Interest and fees on finance receivables and loans — intercompany	104	—	22	(126)	—
Interest on loans held-for-sale	15	—	83	—	98
Interest on trading assets	—	—	10	—	10
Interest and dividends on available-for-sale investment securities	—	—	292	—	292
Interest-bearing cash	16	—	8	—	24
Interest-bearing cash — intercompany	—	—	16	(16)	—
Operating leases	232	—	2,147	—	2,379

Total financing revenue and other interest income	1,219	—	6,265	(142)	7,342
Interest expense
Interest on deposits	58	—	587	—	645
Interest on short-term borrowings	60	—	11	—	71
Interest on long-term debt	2,676	—	677	(17)	3,336
Interest on intercompany debt	(1)	1	120	(120)	—

Total interest expense	2,793	1	1,395	(137)	4,052
Depreciation expense on operating lease assets	113	—	1,286	—	1,399

Net financing (loss) revenue	(1,687)	(1)	3,584	(5)	1,891
Dividends from subsidiaries
Nonbank subsidiaries	1,074	448	—	(1,522)	—
Other revenue
Servicing fees	191	—	218	—	409
Servicing asset valuation and hedge activities, net	—	—	(4)	—	(4)

Total servicing income, net	191	—	214	—	405
Insurance premiums and service revenue earned	—	—	1,055	—	1,055
(Loss) gain on mortgage and automotive loans, net	(2)	—	381	—	379
Loss on extinguishment of debt	—	—	(148)	—	(148)
Other gain on investments, net	—	—	146	—	146
Other income, net of losses	173	474	1,280	(1,190)	737

Total other revenue	362	474	2,928	(1,190)	2,574
Total net (loss) revenue	(251)	921	6,512	(2,717)	4,465
Provision for loan losses	81	—	248	—	329
Noninterest expense
Compensation and benefits expense	728	473	381	(476)	1,106
Insurance losses and loss adjustment expenses	—	—	454	—	454
Other operating expenses	1,090	1	1,685	(714)	2,062

Total noninterest expense	1,818	474	2,520	(1,190)	3,622
(Loss) income from continuing operations before income tax benefit and undistributed income (loss) of subsidiaries	(2,150)	447	3,744	(1,527)	514
Income tax benefit from continuing operations	(172)	—	(684)	—	(856)

Net (loss) income from continuing operations	(1,978)	447	4,428	(1,527)	1,370
Income (loss) from discontinued operations, net of tax	49	(93)	(130)	—	(174)
Undistributed income (loss) of subsidiaries
Bank subsidiary	859	859	—	(1,718)	—
Nonbank subsidiaries	2,266	(105)	—	(2,161)	—

Net income	1,196	1,108	4,298	(5,406)	1,196
Other comprehensive income, net of tax	224	149	411	(560)	224

Comprehensive income	$1,420	$1,257	$4,709	$(5,966)	$1,420

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$1,071	$—	$3,128	$(10)	$4,189
Interest and fees on finance receivables and loans — intercompany	173	—	26	(199)	—
Interest on loans held-for-sale	5	—	175	—	180
Interest on trading assets	—	—	8	—	8
Interest and dividends on available-for-sale investment securities	4	—	346	—	350
Interest-bearing cash	5	—	10	—	15
Operating leases	713	—	1,216	—	1,929

Total financing revenue and other interest income	1,971	—	4,909	(209)	6,671
Interest expense
Interest on deposits	65	—	550	—	615
Interest on short-term borrowings	56	—	5	—	61
Interest on long-term debt	3,365	(1)	587	(21)	3,930
Interest on intercompany debt	(13)	2	196	(185)	—

Total interest expense	3,473	1	1,338	(206)	4,606
Depreciation expense on operating lease assets	250	—	691	—	941

Net financing (loss) revenue	(1,752)	(1)	2,880	(3)	1,124
Dividends from subsidiaries
Nonbank subsidiaries	1,383	—	—	(1,383)	—
Other revenue
Servicing fees	270	—	256	(1)	525
Servicing asset valuation and hedge activities, net	—	—	(434)	—	(434)

Total servicing income (loss), net	270	—	(178)	(1)	91
Insurance premiums and service revenue earned	—	—	1,153	—	1,153
Gain on mortgage and automotive loans, net	22	—	207	—	229
Loss on extinguishment of debt	(64)	—	—	—	(64)
Other gain on investments, net	10	—	248	—	258
Other income, net of losses	(167)	37	1,415	(664)	621

Total other revenue	71	37	2,845	(665)	2,288
Total net (loss) revenue	(298)	36	5,725	(2,051)	3,412
Provision for loan losses	58	—	103	—	161
Noninterest expense
Compensation and benefits expense	685	37	308	(37)	993
Insurance losses and loss adjustment expenses	—	—	452	—	452
Other operating expenses	541	1	2,069	(628)	1,983

Total noninterest expense	1,226	38	2,829	(665)	3,428
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income (loss) of subsidiaries	(1,582)	(2)	2,793	(1,386)	(177)
Income tax (benefit) expense from continuing operations	(616)	(1)	659	—	42

Net (loss) income from continuing operations	(966)	(1)	2,134	(1,386)	(219)
Income (loss) from discontinued operations, net of tax	10	(8)	57	3	62
Undistributed income (loss) of subsidiaries
Bank subsidiary	1,254	1,254	—	(2,508)	—
Nonbank subsidiaries	(455)	477	—	(22)	—

Net (loss) income	(157)	1,722	2,191	(3,913)	(157)
Other comprehensive loss, net of tax	(172)	(63)	(346)	409	(172)

Comprehensive (loss) income	$(329)	$1,659	$1,845	$(3,504)	$(329)

Condensed Consolidating Balance Sheet

December 31, 2013 ($ in millions)	Parent (a)	Guarantors	Nonguarantors (a)	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$979	$37	$299	$—	$1,315
Interest-bearing	1,951	—	2,265	—	4,216
Interest-bearing — intercompany	—	—	410	(410)	—

Total cash and cash equivalents	2,930	37	2,974	(410)	5,531
Investment securities	—	—	17,083	—	17,083
Loans held-for-sale, net	—	—	35	—	35
Finance receivables and loans, net
Finance receivables and loans, net	6,673	—	93,655	—	100,328
Intercompany loans to
Bank subsidiary	600	—	—	(600)	—
Nonbank subsidiaries	4,207	—	1,925	(6,132)	—
Allowance for loan losses	(131)	—	(1,077)	—	(1,208)

Total finance receivables and loans, net	11,349	—	94,503	(6,732)	99,120
Investment in operating leases, net	3,172	—	14,508	—	17,680
Intercompany receivables from
Bank subsidiary	236	—	—	(236)	—
Nonbank subsidiaries	465	—	588	(1,053)	—
Investment in subsidiaries
Bank subsidiary	14,916	14,916	—	(29,832)	—
Nonbank subsidiaries	12,201	68	—	(12,269)	—
Premiums receivable and other insurance assets	—	—	1,634	(21)	1,613
Other assets	3,122	—	6,880	(413)	9,589
Assets of operations held-for-sale	516	—	—	—	516

Total assets	$48,907	$15,021	$138,205	$(50,966)	$151,167

Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$60	$—	$60
Interest-bearing	440	—	52,850	—	53,290

Total deposit liabilities	440	—	52,910	—	53,350
Short-term borrowings	3,225	—	5,320	—	8,545
Long-term debt	25,819	—	43,646	—	69,465
Intercompany debt to
Nonbank subsidiaries	2,334	—	4,808	(7,142)	—
Intercompany payables to
Bank subsidiary	197	—	—	(197)	—
Nonbank subsidiaries	666	—	447	(1,113)	—
Interest payable	709	—	179	—	888
Unearned insurance premiums and service revenue	—	—	2,314	—	2,314
Accrued expenses and other liabilities	1,309	93	1,408	(413)	2,397

Total liabilities	34,699	93	111,032	(8,865)	136,959

Total equity	14,208	14,928	27,173	(42,101)	14,208

Total liabilities and equity	$48,907	$15,021	$138,205	$(50,966)	$151,167

(a)	Amounts presented are based upon the legal transfer of the underlying assets to VIEs in order to reflect legal ownership.

December 31, 2012 ($ in millions)	Parent (a)	Guarantors	Nonguarantors (a)	Consolidating adjustments	Ally consolidated
Assets
Cash and cash equivalents
Noninterest-bearing	$729	$—	$344	$—	$1,073
Noninterest-bearing — intercompany	39	—	—	(39)	—
Interest-bearing	3,204	—	3,236	—	6,440
Interest-bearing — intercompany	—	—	452	(452)	—

Total cash and cash equivalents	3,972	—	4,032	(491)	7,513
Investment securities	—	—	14,178	—	14,178
Loans held-for-sale, net	—	—	2,576	—	2,576
Finance receivables and loans, net
Finance receivables and loans, net	12,486	—	86,569	—	99,055
Intercompany loans to
Bank subsidiary	1,600	—	—	(1,600)	—
Nonbank subsidiaries	3,514	—	672	(4,186)	—
Allowance for loan losses	(170)	—	(1,000)	—	(1,170)

Total finance receivables and loans, net	17,430	—	86,241	(5,786)	97,885
Investment in operating leases, net	2,003	—	11,547	—	13,550
Intercompany receivables from
Bank subsidiary	677	—	—	(677)	—
Nonbank subsidiaries	315	334	378	(1,027)	—
Investment in subsidiaries
Bank subsidiary	14,288	14,288	—	(28,576)	—
Nonbank subsidiaries	19,180	3,723	—	(22,903)	—
Mortgage servicing rights	—	—	952	—	952
Premiums receivable and other insurance assets	—	—	1,609	—	1,609
Other assets	2,514	—	9,968	(574)	11,908
Assets of operations held-for-sale	855	762	30,582	(23)	32,176

Total assets	$61,234	$19,107	$162,063	$(60,057)	$182,347

Liabilities
Deposit liabilities
Noninterest-bearing	$—	$—	$1,977	$—	$1,977
Noninterest-bearing — intercompany	—	—	39	(39)	—
Interest-bearing	983	—	44,955	—	45,938

Total deposit liabilities	983	—	46,971	(39)	47,915
Short-term borrowings	3,094	—	4,367	—	7,461
Long-term debt	32,342	—	42,219	—	74,561
Intercompany debt to
Nonbank subsidiaries	530	—	5,708	(6,238)	—
Intercompany payables to
Bank subsidiary	752	—	—	(752)	—
Nonbank subsidiaries	674	—	278	(952)	—
Interest payable	748	—	184	—	932
Unearned insurance premiums and service revenue	—	—	2,296	—	2,296
Accrued expenses and other liabilities	2,187	451	4,517	(570)	6,585
Liabilities of operations held-for-sale	26	725	21,948	—	22,699

Total liabilities	41,336	1,176	128,488	(8,551)	162,449

Total equity	19,898	17,931	33,575	(51,506)	19,898

Total liabilities and equity	$61,234	$19,107	$162,063	$(60,057)	$182,347

(a)	Amounts presented are based upon the legal transfer of the underlying assets to VIEs in order to reflect legal ownership

Condensed Consolidating Statement of Cash Flows

Year ended December 31, 2013 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$3,015	$3,572	$5,305	$(9,391)	$2,501
Investing activities
Purchases of available-for-sale securities	—	—	(12,304)	—	(12,304)
Proceeds from sales of available-for-sale securities	—	—	3,627	—	3,627
Proceeds from maturities and repayments of available-for-sale securities	—	—	5,509	—	5,509
Net decrease (increase) in finance receivables and loans	4,898	79	(7,456)	—	(2,479)
Net change in loans — intercompany	306	251	(1,503)	946	—
Net increase in operating lease assets	(1,320)	—	(4,912)	—	(6,232)
Capital contributions to subsidiaries	(477)	—	—	477	—
Returns of contributed capital	1,002	150	—	(1,152)	—
Sales of mortgage servicing rights	—	—	911	—	911
Proceeds from sale of business units, net	1,799	554	5,091	—	7,444
Net change in restricted cash	—	(26)	(44)	—	(70)
Other, net	41	—	10	—	51

Net cash provided by (used in) investing activities	6,249	1,008	(11,071)	271	(3,543)
Financing activities
Net change in short-term borrowings — third party	131	36	1,424	—	1,591
Net (decrease) increase in deposits	(543)	—	5,879	39	5,375
Proceeds from issuance of long-term debt — third party	3,236	—	24,076	—	27,312
Repayments of long-term debt — third party	(9,468)	(70)	(22,354)	—	(31,892)
Net change in debt — intercompany	1,803	(271)	(629)	(903)	—
Proceeds from issuance of common stock	1,270	—	—	—	1,270
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury	(5,925)	—	—	—	(5,925)
Dividends paid — third party	(810)	—	—	—	(810)
Dividends paid and returns of contributed capital — intercompany	—	(4,267)	(6,275)	10,542	—
Capital contributions from parent	—	29	448	(477)	—

Net cash (used in) provided by financing activities	(10,306)	(4,543)	2,569	9,201	(3,079)
Effect of exchange-rate changes on cash and cash equivalents	—	—	45	—	45

Net (decrease) increase in cash and cash equivalents	(1,042)	37	(3,152)	81	(4,076)
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	2,094	—	2,094
Cash and cash equivalents at beginning of year	3,972	—	4,032	(491)	7,513

Cash and cash equivalents at end of year	$2,930	$37	$2,974	$(410)	$5,531

Year ended December 31, 2012 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$102	$306	$5,862	$(1,221)	$5,049
Investing activities
Purchases of available-for-sale securities	—	—	(12,816)	—	(12,816)
Proceeds from sales of available-for-sale securities	—	—	7,662	—	7,662
Proceeds from maturities and repayments of available-for-sale securities	—	—	5,673	—	5,673
Net decrease (increase) in finance receivables and loans	3,027	2	(14,972)	—	(11,943)
Proceeds from sales of finance receivables and loans	352	—	1,980	—	2,332
Net change in loans — intercompany	3,879	105	129	(4,113)	—
Net increase in operating lease assets	(2,268)	—	(3,431)	—	(5,699)
Capital contributions to subsidiaries	(261)	—	—	261	—
Returns of contributed capital	2,079	—	—	(2,079)	—
Net cash effect from deconsolidation of ResCap	—	—	(539)	—	(539)
Proceeds from sale of business units, net	29	—	487	—	516
Net change in restricted cash	—	(13)	(1,685)	—	(1,698)
Other, net	(247)	—	204	—	(43)

Net cash provided by (used in) investing activities	6,590	94	(17,308)	(5,931)	(16,555)
Financing activities
Net change in short-term borrowings — third party	338	25	2,331	—	2,694
Net (decrease) increase in deposits	(785)	1	7,476	(39)	6,653
Proceeds from issuance of long-term debt — third party	3,613	70	35,718	—	39,401
Repayments of long-term debt — third party	(11,238)	(73)	(28,598)	—	(39,909)
Net change in debt — intercompany	(44)	(149)	(3,984)	4,177	—
Dividends paid — third party	(802)	—	—	—	(802)
Dividends paid and returns of contributed capital — intercompany	—	(457)	(2,843)	3,300	—
Capital contributions from parent	—	169	92	(261)	—

Net cash (used in) provided by financing activities	(8,918)	(414)	10,192	7,177	8,037
Effect of exchange-rate changes on cash and cash equivalents	(63)	—	5	—	(58)

Net decrease in cash and cash equivalents	(2,289)	(14)	(1,249)	25	(3,527)
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	(1,995)	—	(1,995)
Cash and cash equivalents at beginning of year	6,261	14	7,276	(516)	13,035

Cash and cash equivalents at end of year	$3,972	$—	$4,032	$(491)	$7,513

Year ended December 31, 2011 ($ in millions)	Parent	Guarantors	Nonguarantors	Consolidating adjustments	Ally consolidated
Operating activities
Net cash provided by operating activities	$2,695	$209	$3,973	$(1,384)	$5,493
Investing activities
Purchases of available-for-sale securities	—	—	(19,377)	—	(19,377)
Proceeds from sales of available-for-sale securities	1,494	—	12,738	—	14,232
Proceeds from maturities and repayments of available-for-sale securities	1	—	4,964	—	4,965
Net increase in finance receivables and loans	(2,933)	(51)	(14,014)	—	(16,998)
Proceeds from sales of finance receivables and loans	1,346	—	1,522	—	2,868
Net change in loans — intercompany	2,743	11	(88)	(2,666)	—
Net (increase) decrease in operating lease assets	2,890	—	(3,901)	—	(1,011)
Capital contributions to subsidiaries	(1,634)	(855)	—	2,489	—
Returns of contributed capital	1,255	—	—	(1,255)	—
Proceeds from sale of business unit, net	—	—	50	—	50
Net change in restricted cash	157	—	189	—	346
Other, net	(33)	(1)	831	—	797

Net cash provided by (used in) investing activities	5,286	(896)	(17,086)	(1,432)	(14,128)
Financing activities
Net change in short-term borrowings — third party	237	47	230	—	514
Net increase in deposits	308	—	5,766	—	6,074
Proceeds from issuance of long-term debt — third party	3,201	200	41,353	—	44,754
Repayments of long-term debt — third party	(9,414)	(226)	(30,833)	—	(40,473)
Net change in debt — intercompany	71	30	(2,755)	2,654	—
Dividends paid — third party	(819)	—	—	—	(819)
Dividends paid and returns of contributed capital — intercompany	—	(207)	(2,431)	2,638	—
Capital contributions from parent	—	855	1,634	(2,489)	—

Net cash (used in) provided by financing activities	(6,416)	699	12,964	2,803	10,050
Effect of exchange-rate changes on cash and cash equivalents	31	—	18	—	49

Net increase (decrease) in cash and cash equivalents	1,596	12	(131)	(13)	1,464
Adjustment for change in cash and cash equivalents of operations held-for-sale	—	—	(99)	—	(99)
Cash and cash equivalents at beginning of year	4,665	2	7,506	(503)	11,670

Cash and cash equivalents at end of year	$6,261	$14	$7,276	$(516)	$13,035